REGULATORY FRAMEWORK (Details 3)	12 Months Ended
Dec. 31, 2023
Additional Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Period	Summer – Winter
Remuneration For Guaranteed Power Capacity To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Remuneration SE No. 440/21 ($ / MW-month)	464,400
Remuneration SE No. 826/22 ($ / MW-month)	876,601
Remuneration SE No. 869/23 ($ / MW-month)	2,208,195
Remuneration For Guaranteed Power Capacity To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Period	Fall - Spring
Remuneration SE No. 440/21 ($ / MW-month)	348,300
Remuneration SE No. 826/22 ($ / MW-month)	657,451
Remuneration SE No. 869/23 ($ / MW-month)	1,656,146